Long-Term Investments (Details) - Schedule of equity investments without readily determinable fair values - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Equity investments without readily determinable fair values
Total equity investments without readily determinable fair values	$ 401,457	$ 806,317
Equity method investments
Total equity method investments	208,929	208,467
Total	610,386	1,014,784
Beijing Unidevsoft Technology Co. Ltd. [Member]
Equity investments without readily determinable fair values
Total equity investments without readily determinable fair values	252,161
Shenzhen Huaqin Robotics Co., Ltd. (“Huaqin Robotics”) [Member]
Equity investments without readily determinable fair values
Total equity investments without readily determinable fair values	149,296	154,880
CLPS Lihong Financial Information Services Co., Ltd. (“CLPS Lihong”) [Member]
Equity investments without readily determinable fair values
Total equity investments without readily determinable fair values		558,509
Guangdong Zhichuang Software Technology Co., Ltd. (“Guangdong Zhichuang”) [Member]
Equity investments without readily determinable fair values
Total equity investments without readily determinable fair values		92,928
Fuson Group Limited (“Fuson”) [Member]
Equity method investments
Total equity method investments	139,164
Shanghai Shier Information Technology Co., Ltd. (“Shier”) [Member]
Equity method investments
Total equity method investments	69,765	73,717
Economic Modeling Information Technology Co., Ltd. (“EMIT”) [Member]
Equity method investments
Total equity method investments		$ 134,750